Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 TWD ($)	Aug. 15, 1996 TWD ($)
Commitments And Contingencies [Line Items]
Unused letters of credit	$ 10
Prepayments	5,931		$ 189			$ 4,461
Investment in industry fund	1,200
Contract liabilities	21,296	$ 14,088	678			$ 16,301
House and Land Presale Contracts [Member]
Commitments And Contingencies [Line Items]
House and land presale contracts	7,691
Contract liabilities	1,228
CDCC [Member]
Commitments And Contingencies [Line Items]
Prepayments	$ 650
Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates		46.26%
Singapore Telecommunications Limited [Member]
Commitments And Contingencies [Line Items]
Commitment amount			115	€ 177	$ 51
Prepayments			$ 17	€ 118
Top of Range [Member] | Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates	25.00%
Piping Fund [Member]
Commitments And Contingencies [Line Items]
Commitment amount							$ 2,000
Commitment to contribute to a Piping Fund, amount contributed							$ 1,000
Commitment to contribute to a Piping Fund, remaining amount	$ 1,000
Property Plant and Equipment [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment	21,660
Telecommunications [Member]
Commitments And Contingencies [Line Items]
Acquisitions of telecommunications related inventory	$ 8,021